Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
18	Leases
The Group is a lessee and enters into contracts to lease office property and motor vehicles. Leases are individually negotiated and include a variety of different terms and conditions in different countries.
Lease contracts have fixed payments and are either
non-cancellable
or may only be cancelled by incurring a substantive termination fee. The Group is prohibited from selling or pledging the underlying leased assets as security. The Group includes renewal options as part of the lease term when these are reasonably certain.
The Group has no material short term or low value asset leases.
Right-of-use
assets
The amount recognized as
right-of-use
assets is as
shown:

	Leasehold property	Motor vehicles	Total
	€ ‘000s	€ ‘000s	€ ‘000s

At January 1, 2020	9,844	—	9,844
Arising on business combinations	845	—	845
Foreign exchange adjustment on translation of foreign operations	71	(2)	69
Additions	164	44	208
Amortization	(1,995)	(15)	(2,010)

At December 31, 2020	8,929	27	8,956
Arising on business combinations	6,848	—	6,848
Effects of movements in exchange rates	568	1	569
Additions	1,336	—	1,336
Disposals	(327)	—	(327)
Amortization	(2,826)	(15)	(2,841)

At December 31, 2021	14,528	13	14,541

Lease liabilities
The recognized lease liability is as
shown:

	Leasehold property	Motor vehicles	Total
	€ ‘000s	€ ‘000s	€ ‘000s

At January 1, 2020	9,893	—	9,893
Arising on business combinations	815	—	815
Foreign exchange adjustment on translation of foreign operations	130	(2)	128
Additions	157	39	196
Interest expense	684	1	685
Lease payments	(2,632)	(13)	(2,645)

At December 31, 2020	9,047	25	9,072
Arising on business combinations	8,602	—	8,602
Effects of movements in exchange rates	528	(1)	527
Additions	1,311	—	1,311
Disposals	(347)	—	(347)
Interest expense	496	1	497
Lease payments	(3,401)	(12)	(3,413)

At December 31, 2021	16,236	13	16,249

Maturity analysis - contractual undiscounted cash flows

	2021 € ‘000s	2020 € ‘000s

Less than one year	5,746	2,586
One to five years	13,336	8,788
More than five years	154	—

Total undiscounted lease liabilities	19,236	11,374

Lease liabilities
Lease liabilities included in the Consolidated Statement of Financial Position

	2021	2020
	€ ‘000s	€ ‘000s

Current	5,353	2,318
Non-Current	10,896	6,754

Total lease liabilities	16,249	9,072

Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive
Income

	2021 € ‘000s	2020 € ‘000s

Interest on lease liabilities	497	685
Amortization on right-of-use assets	2,841	2,010
COVID-19 Rent Consession	—	(360)

	3,338	2,335

Amounts recognized in the Consolidated Statement of Cash
Flows

	2021 € ‘000s	2020 € ‘000s

Interest paid on lease liabilities	532	707
Principal payment on lease liabilities	2,881	1,938

Total cash outflow for leases	3,413	2,645